Allowance for credit losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Allowance For Loan Losses
Generic allowance	$ 71,797		$ 72,976		$ 73,747
Specific allowance	954		0		14,800
Total of allowance for loan losses	72,751		72,976		88,547	78,615
Loans
Loans with generic allowance	6,145,173		5,715,556
Loans with specific allowance	3,125		0
Total loans	6,148,298	[1]	5,715,556	[1]
Corporate [Member]
Allowance For Loan Losses
Generic allowance	30,562		32,488		34,065
Specific allowance	954		0		14,800
Total of allowance for loan losses	31,516		32,488		48,865	54,160
Loans
Loans with generic allowance	3,310,931		2,741,251
Loans with specific allowance	3,125		0
Total loans	3,314,056		2,741,251
Banking and Financial Institutions [Member]
Allowance For Loan Losses
Generic allowance	30,865		28,836		30,523
Specific allowance	0		0		0
Total of allowance for loan losses	30,865		28,836		30,523	18,790
Loans
Loans with generic allowance	2,259,991		2,192,023
Loans with specific allowance	0		0
Total loans	2,259,991		2,192,023
Middle Market Companies [Member]
Allowance For Loan Losses
Generic allowance	10,369		10,887		8,952
Specific allowance	0		0		0
Total of allowance for loan losses	10,369		10,887		8,952	5,265
Loans
Loans with generic allowance	574,107		681,912
Loans with specific allowance	0		0
Total loans	574,107		681,912
Sovereign [Member]
Allowance For Loan Losses
Generic allowance	1		765		207
Specific allowance	0		0		0
Total of allowance for loan losses	1		765		207	400
Loans
Loans with generic allowance	144		100,370
Loans with specific allowance	0		0
Total loans	$ 144		$ 100,370

[1]	Current ratings as of December 31, 2013 and 2012, respectively.